Fair Value Measurements (Level 3 Assest Non Recurring Basis) (Details) (USD $)					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Flight Equipment Held For Operating Leases [Member] Level 3 [Member]	Dec. 31, 2013 Flight Equipment Held For Operating Leases [Member] Level 3 [Member] Market Approach Valuation Technique [Member]	Dec. 31, 2013 Flight Equipment Held For Operating Leases [Member] Level 3 [Member] Income Approach Valuation Technique [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair value	$ 676,762,000	$ 889,210,000		$ 57,500,000	$ 40,600,000
Fair value quantitative inputs used			$ 67,200,000	$ 55,000,000
Fair value inputs, discount rate					5.40%
Fair value unobservable input remaining holding period					52 months
Fair value unobservable input present value of non contractual cash flows					39.00%